Other Non-financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Schedule of other non-financial assets

	Currrent		Non-Current
Other non-financial assets	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThCh$	ThCh$	ThCh$	ThCh$
VAT Tax Credit and Other Taxes	30,879,791	8,575,080	67,966,488	46,638,860
Prepaid expenses	34,623,121	9,991,447	—	—
Guarantee deposit	—	—	128,724	128,724
Water rights credits	—	—	9,298,704	7,910,531
Spare parts with a consumption schedule of more than 12 months	—	—	7,392,047	7,543,841
Other	1,323,085	1,235,046	4,830,685	3,565,259
Total	66,825,997	19,801,573	89,616,648	65,787,215

Schedule of other non-financial liabilities

	Currrent		Non-Current
Other non-financial liabilities	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ThCh$	ThCh$	ThCh$	ThCh$
VAT Credit and Other Taxes	12,741,963	40,117,141	—	—
Reimbursable financial contributions	—	—	1,135,285	1,177,968
Deferred revenue from splices	1,149,415	3,860,816	—	—
Deferred revenue from transfer of networks	696,675	1,473,486	—	—
Deferred revenue from lighting services	564,465	145,247	—	—
Deferred revenue from other services	1,260,078	1,184,427	—	—
Other	641,244	385,464	—	—
Total	17,053,840	47,166,581	1,135,285	1,177,968